Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) - The 2021 Incentive Stock Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Incentive Stock Plan - Schedule of Option Activity Under Stock Plan (Details) [Line Items]
Options, number of shares	144,125	215,625	167,561
Options, weighted average exercise price	$ 9.09	$ 8.97	$ 11.68
Options, weighted average remaining life (Year)	7 years 4 months 6 days	8 years 4 months 13 days	8 years 9 months 10 days
Issued, number of shares	15,000	0	78,750
Issued, weighted average exercise price	$ 3.46	$ 0	$ 3.59
Issued, weighted average remaining life (Year)	10 years		10 years
Forfeited, number of shares (in shares)	0	(71,500)	(30,686)
Forfeited, weighted average exercise price	$ 0	$ 6.03	$ 9.9
Exercised, number of shares	(26,500)	0	0
Exercised, weighted average exercise price	$ 3.65	$ 0	$ 0
Exercised, weighted average remaining life (Year)	8 years 6 months
Options, number of shares	132,625	144,125	215,625
Options, weighted average exercise price	$ 9.54	$ 9.09	$ 8.97
Options, weighted average remaining life (Year)	6 years 8 months 12 days	7 years 4 months 6 days	8 years 4 months 13 days